CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 1,081,917	$ 191,485	$ 198,473
Accounts receivable, net	2,790,316	90,763	3,368
Prepaid expenses	356,658	40,847	4,834
Inventory, net	2,568,956	70,250	63,456
Contract assets	311,911	0
Note receivable from related party	71,456	63,456
Current portion of deferred compensation, net of discount	60,373	60,373
Total Current Assets	7,241,587	517,174	270,131
Property, net	242,060	54,105	79,167
Right of use asset	1,288,514	0
Investment, at fair value	75,000	0
Intangible assets, net	3,415,949	34,485
Note receivable from related party		63,456	0
Goodwill	8,487,536	1,702,119	1,893,740
Deferred compensation, net of current portion	15,094	60,374
Current portion of deferred compensation, net of discount		60,373	0
Total Assets	20,765,740	2,368,257	2,915,680
NON-CURRENT ASSETS:
Accounts payable	5,094,204	231,816
Accrued expenses, including accrued officer salaries	1,724,991	512,214	1,661,208
Current portion of convertible notes payable, net of debt discount	6,272,012	10,500
Unearned revenue	4,937,628	0
Investment, at fair value		0	623,637
Intangible assets, net		34,485	49,005
Lease liability, current portion	244,470	42,164	51,365
Advances from related party	618,509	415,068	1,151,946
Accrued preferred share dividends	190,068	0
Deferred compensation, net of current portion		60,374	0
Current portion of notes payable, net of debt discount	1,648,302	1,020,350	372,232
Total Current Liabilities	20,730,184	2,232,112	5,916,339
Convertible notes payable, net of current portion	966,689	0	0
LIABILITIES
Lease liability, net of current portion	1,071,091	5,353
CURRENT LIABILITIES:
Accounts payable, including related party		231,816	245,362
Advances from related party, net of current portion	454,211	602,363	0
Long-term notes payable, net of debt discount	629,099	767,160	150,000
Current portion of convertible notes payable, net of debt discount		10,500	2,434,226
Total Liabilities	23,851,274	3,606,988	6,113,856
Undesignated preferred stock, par value $0.0001; 19,995,000 shares authorized as of September 30, 2022, and December 31, 2021, respectively;
Current Portion of notes payable, net of debt discount		1,020,350	372,232
Common stock, par value $0.0001; 5,000,000,000 shares authorized; 96,742,753 and 58,785,924 shares issued and outstanding as of September 30, 2022, and December 31, 2021, respectively	9,674	5,879	3,308
LONG-TERM LIABILITIES:
Additional paid-in capital	89,309,383	85,853,388	78,132,202
Operating lease obligations, net of current portion		5,353	47,517
Accumulated deficit	(92,702,892)	(86,158,902)	(80,785,887)
Total Singlepoint Inc. stockholders' equity (deficit)	(3,376,224)	(294,000)	(2,644,377)
Non-controlling interest	290,690	(944,731)
Total Stockholders' Equity (Deficit)	(3,085,534)	(1,238,731)	(3,198,176)
Total Liabilities and Stockholders' Equity (Deficit)	20,765,740	2,368,257	2,915,680
STOCKHOLDERS' EQUITY (DEFICIT)
Undesignated preferred stock, par value $0.0001; 39,995,000 and 39,998,500 shares authorized as of December 31, 2021, and December 31, 2020, respectively		0	0
Non-controlling interest		(944,731)	(553,799)
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, Value	7,611	5,635
Class B convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, Value	0	0	0
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, Value		5,635	6,000
Class C convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, Value		0	0
Class D convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, Value	0	0	$ 0
Class C Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, Value	0	0
Class E Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, Value	$ 0	$ 0